Subsequent Events - Additional Information (Details) - USD ($)													3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 27, 2023	Apr. 06, 2023	Mar. 28, 2023	Mar. 28, 2023	Mar. 27, 2023	Mar. 24, 2023	Mar. 20, 2023	Mar. 15, 2023	Feb. 27, 2023	Feb. 23, 2023	Jan. 25, 2023	Sep. 27, 2022	Mar. 31, 2023	Sep. 28, 2023	Dec. 31, 2022	Dec. 27, 2022	Nov. 28, 2022	Oct. 26, 2022	Sep. 26, 2022
Subsequent Event [Line Items]
Cash proceeds received for working capital purposes					$ 65,000	$ 65,000
Description of proposals			At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that the Sponsor (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $100,000 (the “Second Extension”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one<br/>(1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of<br/>$100,000.
Amount withdrawn from trust account			$ 10,449,625
Issued and outstanding common stock own percentage			68.40%
Extension Note
Subsequent Event [Line Items]
Amount withdrawn from trust account												$ 192,138,312
Principal amount			$ 1,060,000	$ 1,060,000
Cash deposited in trust account			100,000	100,000
Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount													$ 960,000		$ 640,000				$ 160,000
Working Capital Note
Subsequent Event [Line Items]
Principal amount			$ 130,000	$ 130,000					$ 350,000		$ 65,000		$ 805,000		$ 260,000	$ 65,000	$ 65,000	$ 65,000
Conversion price													$ 10		$ 10
Working Capital Note | Private Placement
Subsequent Event [Line Items]
Sale of units in private placement													80,500		26,000
Working Capital Note | Sponsor
Subsequent Event [Line Items]
Principal amount																			$ 65,000
Subsequent Event
Subsequent Event [Line Items]
Description of proposals				At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that GigAcquisitions5, LLC (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $ 100,000 (the “Charter Amendment Proposal”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $100,000 (the “Trust Amendment Proposal”).
Number of common shares to be redeemed			995,049	995,049
Amount withdrawn from trust account				$ 10,449,626
Issued and outstanding common stock own percentage				68.40%
Market capital amount		$ 40,000,000
Cash deposited in trust account			$ 100,000	$ 100,000
Subsequent Event | Extension Note
Subsequent Event [Line Items]
Principal amount			1,060,000	1,060,000					960,000		960,000
Cash deposited in trust account			$ 100,000	$ 100,000
Subsequent Event | Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount									160,000		160,000
Subsequent Event | Working Capital Note
Subsequent Event [Line Items]
Principal amount									350,000		805,000
Subsequent Event | Working Capital Note | Sponsor
Subsequent Event [Line Items]
Cash proceeds received for working capital purposes											$ 65,000
Subsequent Event | Seventh Restated Extension Note
Subsequent Event [Line Items]
Principal amount	$ 1,160,000
Subsequent Event | Seventh Restated Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount	100,000
Cash deposited in trust account	100,000
Subsequent Event | Seventh Restated Working Capital Note
Subsequent Event [Line Items]
Principal amount	$ 870,000
Conversion price	$ 10
Subsequent Event | Seventh Restated Working Capital Note | Private Placement
Subsequent Event [Line Items]
Sale of units in private placement	87,000
Subsequent Event | Seventh Restated Working Capital Note | Sponsor
Subsequent Event [Line Items]
Principal amount	$ 65,000
IB Capital LLC | Subsequent Event
Subsequent Event [Line Items]
Business combination, service charge								$ 950,000		$ 850,000
Business combination, service charge paid									350,000
Business combination, service charge payable									$ 600,000
Wells Fargo Securities LLC
Subsequent Event [Line Items]
Deferred underwriting fee waiver amount							$ 6,440,000
Wells Fargo Securities LLC | Subsequent Event
Subsequent Event [Line Items]
Deferred underwriting fee waiver amount							$ 6,440,000
Charter Amendment Proposal | Scenario Forecast
Subsequent Event [Line Items]
Extension fund amount														$ 100,000
Trust Amendment Proposal | Scenario Forecast
Subsequent Event [Line Items]
Extension fund amount														$ 100,000